Derivative Financial Instruments - Additional Information (Details) (Successor [Member]) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($) Interest_Rate_Swaps	Dec. 31, 2013 Euro Term Loan Due 2020 [Member] EUR (€)	Dec. 31, 2013 Interest Rate Cap [Member] Euro Term Loan Due 2020 [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap [Member]	Dec. 31, 2013 Interest Rate Swap [Member] USD ($)
Derivatives, Fair Value [Line Items]
Gain (loss) on sale of derivatives	$ 19.4
Number Of interest rate swaps	5
Derivative, notional amount					1,173.0
Derivative, maturity date				Sep. 29, 2017
Long-term debt, gross		300.0
Derivative, cap interest rate		1.50%
Debt instrument, unamortized premium			$ 3.1